Statements of Operations (Quarterly) (Quarterly Report [Member], USD $)	3 Months Ended		6 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Quarterly Report [Member]
Expense
Accounting & Auditing	$ 3,500	$ 0	$ 3,500	$ 0	$ 3,500
Bank Service Charges	32	48	153	96	377
Business Licenses and Permits	800	0	800	0	800
Office Supplies	45	0	45
Professional Fees	2,593	700	3,903	700	7,003
Rent Expense	1,146	1,146	2,292	2,292	8,786
Telephone Expense	326	315	619	526	2,096
Total Expense	8,398	2,209	11,312	3,614	22,607
Net Ordinary Income	(8,398)	(2,209)	(11,312)	(3,614)	(22,607)
Net Income	$ (8,398)	$ (2,209)	$ (11,313)	$ (3,614.49)	$ (22,607.81)
Basic and diluted loss per common share	$ (0.00011)	$ (0.00016)	$ (0.00015)	$ (0.00026)	$ (0.00030)
Weighted average number of common shares outstanding Basic and Diluted	75,376,000	13,673,000	75,376,000	13,673,000	75,376,000